Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000065485 | Brazil Notas do Tesouro NacionalFR_ACI1J1NR6
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000065485 | Brazil Notas do Tesouro NacionalFR_ACI0ZV4S3
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000065485 | Republic of South Africa Government BondsFR_BPXR8CII6
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000065485 | Mexico BonosFR_ACI2JBZ32
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000065485 | Mexico BonosFR_975UCXII2
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000065485 | Republic of South Africa Government BondsFR_BYY9RYII7
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000065485 | Peru Government BondsFR_B23HG0II9
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000065485 | Republic of South Africa Government BondsFR_ACI0GYHC9
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000065485 | Republic of South Africa Government BondsFR_ACI08MN29
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000065485 | Republic of South Africa Government BondsFR_ACI06HB74
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000065485 | China
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000065485 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000065485 | India
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000065485 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000065485 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000065485 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000065485 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000065485 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000065485 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000065485 | Poland
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000088912 | NTT Finance Corp.FR_ACI1TGW27
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000088912 | JPMorgan Chase & Co.FR_BN4QDXII3
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000088912 | Banco Santander SAFR_ACI2RCX90
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000088912 | Morgan StanleyFR_ACI2DCH69
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000088912 | Banco Santander SAFR_ACI2KGV33
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000088912 | UBS Group AGFR_ACI2B33K5
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000088912 | Anheuser-Busch InBev SAFR_ACI0LDSH6
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000088912 | Novartis Finance SAFR_ACI1RKKP2
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000088912 | Volkswagen International Finance NVFR_ACI0T9M75
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000088912 | Credit Agricole SAFR_BJQZQMII8
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000088912 | United States
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000088912 | France
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000088912 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000088912 | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000088912 | Spain
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000088912 | Italy
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000088912 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000088912 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000088912 | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000088912 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000051964 | Kingdom of Belgium Government BondsFR_542359II7
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000051964 | Japan Government Ten Year BondsFR_ACI2YFD30
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000051964 | Japan Government Ten Year BondsFR_ACI2W5GN7
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000051964 | Kingdom of Belgium Government BondsFR_B013L3II4
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000051964 | Japan Government Ten Year BondsFR_ACI30TLL6
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000051964 | China Government BondsFR_BGT0V3II4
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000051964 | Japan Government Five Year BondsFR_ACI2WFXL0
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000051964 | Japan Government Ten Year BondsFR_ACI2T05K0
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000051964 | Japan Government Five Year BondsFR_ACI2Q66B9
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000051964 | Japan Government Ten Year BondsFR_ACI293807
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000051964 | China
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000051964 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000051964 | France
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000051964 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000051964 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000051964 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000051964 | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000051964 | Japan
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000051964 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000051964 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000069669 | Kingdom of Belgium Government BondsFR_542359II7
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000069669 | Japan Government Ten Year BondsFR_BFNRRVII6
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000069669 | Australia Government BondsFR_ACI00ZQY5
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000069669 | Australia Government BondsFR_ACI0SNXK4
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000069669 | Australia Government BondsFR_ACI0MHDH2
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000069669 | Japan Government Ten Year BondsFR_ACI0VJX60
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000069669 | Japan Government Ten Year BondsFR_ACI0STYL8
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000069669 | Japan Government Ten Year BondsFR_BFWVX6II5
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000069669 | Japan Government Ten Year BondsFR_ACI0XJN36
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000069669 | Japan Government Ten Year BondsFR_ACI0ZBB26
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000069669 | China
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000069669 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000069669 | France
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000069669 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000069669 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000069669 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000069669 | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000069669 | Japan
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000069669 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000069669 | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000051965 | Deutsche Bundesrepublik Bonds Inflation-LinkedFR_ACI086LD2
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000051965 | Spain Government Bonds Inflation-LinkedFR_BGN945II6
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000051965 | Republic of Poland Government BondsFR_ACI2PWBD3
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000051965 | Spain Government Bonds Inflation-LinkedFR_ACI0TWBZ4
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000051965 | Turkiye Government BondsFR_ACI1ZTH78
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000051965 | New Zealand Government Bonds Inflation-LinkedFR_ACI09X300
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000051965 | Deutsche Bundesrepublik Bonds Inflation-LinkedFR_ACI0CVPD8
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000051965 | Sweden Bonds Inflation-LinkedFR_568121II0
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000051965 | Colombia TESFR_ACI1B2VC6
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000051965 | Australia Government BondsFR_B3SSHYII1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000051965 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000051965 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000051965 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000051965 | France
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000051965 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000051965 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000051965 | Italy
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000051965 | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000051965 | Chile
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000051965 | Israel
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000264380 | DG Investment Intermediate Holdings 2, Inc.FR_23344MAM0
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000264380 | Bausch & Lomb Corp.FR_C0787FAJ1
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000264380 | Lumexa Imaging, Inc.FR_BA000T284
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000264380 | Amneal Pharmaceuticals LLCFR_03167DAR5
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000264380 | Peloton Interactive, Inc.FR_70614EAG5
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000264380 | Element Solutions, Inc.FR_72766TAK5
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000264380 | Genmab ASFR_BA000RYV2
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000264380 | Albion Financing 3 SARLFR_01330EAD0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000264380 | White Cap Buyer LLCFR_96350TAH3
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000264380 | TK Elevator Midco GmbHFR_D9000BAJ1
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000264380 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000264380 | IndustryCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000264380 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000264380 | IndustryChemicals
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000264380 | IndustryHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000264380 | IndustryContainers & Packaging
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000264380 | IndustryRetail
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000264380 | IndustryComputers
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000264380 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000264380 | IndustryConstruction & Engineering
Holdings [Line Items]
Percent of Net Asset Value	2.50%